INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss before income taxes:
PRC	¥ 130,961	¥ 144,158	¥ 94,190
Other jurisdictions	202,015	140,569	16,377
Total loss before income taxes	332,976	284,727	110,567
Current tax expenses:
PRC	5,546	311	(1,650)
Other jurisdictions		1,998	256
Total current tax (benefits) expenses	5,546	2,309	(1,394)
Deferred tax benefits:
PRC	(11,683)	(10,935)	(10,589)
Other jurisdictions	61	311
Total deferred tax benefits	(11,622)	(10,624)	(10,589)
Total income taxes benefits	¥ (6,076)	¥ (8,315)	¥ (11,983)